Financial Risk Management - Schedule of Undiscounted Cash Flows of Financial Liabilities (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Undiscounted Cash Flows Financial Liabilities [line items]
Bonds	S/ 937,042	S/ 947,567
Accounts payables to related parties	55,941	55,174
Other accounts payables	55,864	50,013
Liquidity risk [member]
Disclosure Of Undiscounted Cash Flows Financial Liabilities [line items]
Other financial liabilities (except for finance leases)	1,260,011	1,630,666
Finance leases	36,734	139,401
Bonds	1,794,438	1,884,728
Trade accounts payables	1,079,531	1,453,046
Accounts payables to related parties	77,790	81,128
Other accounts payables	473,210	560,001
Other non-financial liabilities	61	383
Derivative financial liabilities undiscounted cash flows	4,721,775	5,749,353
Liquidity risk [member] | Up to 1 year [member]
Disclosure Of Undiscounted Cash Flows Financial Liabilities [line items]
Other financial liabilities (except for finance leases)	816,122	1,003,500
Finance leases	15,151	72,864
Bonds	111,080	109,746
Trade accounts payables	1,079,531	1,453,046
Accounts payables to related parties	55,941	55,174
Other accounts payables	116,806	153,498
Derivative financial liabilities undiscounted cash flows	2,194,631	2,847,828
Liquidity risk [member] | From 1 to 2 years [member]
Disclosure Of Undiscounted Cash Flows Financial Liabilities [line items]
Other financial liabilities (except for finance leases)	273,079	336,913
Finance leases	7,489	41,877
Bonds	153,287	148,986
Accounts payables to related parties	21,849	25,954
Other accounts payables	17,777	34,527
Other non-financial liabilities	61	383
Derivative financial liabilities undiscounted cash flows	473,542	588,640
Liquidity risk [member] | Within 2 to 5 years [member]
Disclosure Of Undiscounted Cash Flows Financial Liabilities [line items]
Other financial liabilities (except for finance leases)	129,233	290,253
Finance leases	14,094	24,022
Bonds	355,667	353,349
Other accounts payables	338,627	371,976
Derivative financial liabilities undiscounted cash flows	837,621	1,039,600
Liquidity risk [member] | Over 5 years [member]
Disclosure Of Undiscounted Cash Flows Financial Liabilities [line items]
Other financial liabilities (except for finance leases)	41,577
Finance leases		638
Bonds	1,174,404	1,272,647
Derivative financial liabilities undiscounted cash flows	S/ 1,215,981	S/ 1,273,285